Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities [abstract]
Commitments and contingencies

21. Commitments and contingencies

Commitments

Epitech License Agreement

Under the terms of the Company's License Agreement with Epitech Group SPA ("Epitech"), the Company has payments due to Epitech pending the achievement of specified milestones. Upon first notification by the U.S. Food and Drug Administration ("FDA") of approval of a New Drug Application, the non-refundable sum of $700,000 will be due and payable to Epitech. Within thirty days of the first notification by the FDA of approval of a New Drug Application, the Company is required to pay the non-refundable sum of $500,000 to Epitech. Within ten business days of the first notification of approval of a Supplemental New Drug Application by the FDA, the Company will pay the non-refundable sum of $1,000,000 to Epitech.

For non-prescription drug rights, any one-off lump sum payments received by the Company as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product, shall require the Company to pay to Epitech 25% of the lump sum payment received by the Company. For prescription drug rights the Company shall pay 5% of any one-off lump sum payments to Epitech as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

The Company shall pay either a) 7% of Net Sales of the Licensed Product in a Product Regulatory Category other than prescription drugs placed on the market by the Company; or b) 25% of Net Receipts received by the Company from Commercial Partners where Licensed Products in a Product Regulatory Category other than prescription drugs are placed on the market by such Commercial Partners; or c) 5% of Net Sales or Net receipts of the Licensed Products in the Product Regulatory Category of prescription drugs. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter. No payments have been made to date related to these milestones.

Innovet License Agreement

Under the terms of the Innovet license agreement, the Company has payments due to Innovet pending the achievement of specified milestones. Within thirty days from the first notification by the FDA of approval of a New Animal Drug Application ("NADA"), the Company will pay the non-refundable sum of $750,000 to Innovet.

Any one-off lump sum payments received by the Company as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product, shall require the Company to pay to Innovet 14% of the lump sum payment received by the Company. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

The Company shall pay 5% of Net Sales of the Licensed Product. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter. No payments have been made to date related to these milestones.

Lucid-MS Agreement

The Company has entered into a license agreement that governs the Lucid-MS compound. Under the terms of the agreement, the Company shall pay a yearly license maintenance fee of C$100,000 until the first commercial sale of a product is made.

Under the agreement the Company is committed to minimum milestones payments of $nil and maximum milestones payments of C$12,500,000 if all product development and regulatory milestones are met.

Furthermore, the Company is also responsible to pay revenue milestone payments and royalties if revenue milestones from commercial sales are achieved. Milestones can be extended by mutual agreement. No payments have been made to date related to these milestones.

Contingencies

Legal Matters

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period.

Contract Research Organization ("CRO") Dispute

The Company is involved in arbitration proceedings with a CRO regarding amounts claimed to be owed to the CRO by the Company. The CRO is claiming it is owed amounts outstanding for work on clinical trials in the United States. The Company is disputing the amounts claimed to be owed. The Company believes it has sufficiently provided for amounts claimed to be owed to the CRO which are recorded in trade and other payables.

In November 2022, evidentiary hearings were held in New York. The parties submitted post-hearing briefs in December 2022 and are awaiting a decision.

As at December 31, 2022, the ultimate outcome of the matter cannot be reliably determined at this time, however, the Company believes it is sufficiently provisioned for any potential outcome.

Raza Bokhari

On July 15, 2021, the Company's former CEO, Raza Bokhari, filed a notice of arbitration seeking relief and support for breach of contract and severance and damages in the amount of $30,200,000, for aggravated and punitive damages in the amount of $500,000 and legal fees and disbursements associated with the arbitration.

Raza Bokhari was placed on administrative leave from his role as the Company's Chief Executive Officer following the Company's annual general and special meeting of shareholders on May 14, 2021, pending the outcome of an investigation of various concerns by a Special Committee comprised of independent directors using independent legal counsel. Upon the recommendation of the Special Committee, Raza Bokhari's employment was terminated for cause by the Company's board of directors on July 27, 2021.

The Company disputed the allegations and counterclaimed against Raza Bokhari for losses sustained as a result of his alleged breaches of his duties to the Corporation. The arbitration hearing concluded in August 2022 and the arbitrator issued his decision in November 2022. Raza Bokhari's claim for USD $30.2 million was dismissed in its entirety along with his claim that he had been wrongfully dismissed. The arbitrator ordered that Raza Bokhari repay certain monies to FSD Pharma, while also holding him responsible for FSD Pharma's costs of the arbitration.

On December 9, 2022, Raza Bokhari filed an application in the Ontario Superior Court seeking to set aside the arbitral award of the court on the grounds that he was not treated equally and fairly and the arbitrator's written award provided inadequate reasons for his decision.

On December 20, 2022, the Company's legal counsel wrote to the Commercial List of the Ontario Superior Court of Justice seeking to transfer the application from the Civil List to the Commercial List. The request was granted on January 12, 2023.

Indemnity Application

Raza Bokhari commenced an application in the Superior Court seeking an order appointing an arbitrator to arbitrate his claim to be entitled to indemnification of his legal expenses associated with the litigation he has commenced against the Company or in which he has been named as a party by the Company. The Company denies the validity of the underlying indemnification agreement and is opposing the application. In April 2022, the parties agreed to adjourn the application without setting a new hearing date.

Parkway Clinical Laboratories

Parkway Clinical Laboratories ("PCL"), a company wholly owned by the Company's former CEO, Raza Bokhari, filed an action in Pennsylvania on July 8, 2021, against the Company in respect of two claims: (1) breach of contract in which PCL alleges that the Company failed to pay for $1,412,951 worth of services rendered (e.g., providing office space, personnel, and financial assistance); and (2) alleging that the Company received the benefit of the same services referenced in the breach of contract claim without paying for them.

The case was settled in July 2022 and all amounts have been paid related to this settlement as at December 31, 2022.

Derivative Complaint

On July 20, 2021, a shareholder filed a claim in Delaware against the Company and its directors and officers seeking to remedy harm they believe the directors and officers of the Company have caused by their actions. The shareholder has filed the claim on count of breach of fiduciary duties and corporate waste against the directors and officers with no dollar amount being claimed. On September 13, 2021, the Company filed a motion to dismiss in its entirety and the motion was heard on February 8, 2022. On May 5, 2022, the Company's motion to dismiss was granted and all claims were dismissed without prejudice.